Summary of Activity under Company's Stock Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Intrinsic value of options exercised	$ 13.5	$ 33.7	$ 22.7
Cash received from stock option exercises	10.9	22.0	17.6
Tax benefit related to stock option exercises	4.7	10.8	7.1
Stock based compensation	13.8	8.5	9.5
Tax benefit related to stock based compensation	$ 5.2	$ 3.2	$ 3.5